OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
Schedule of operating lease cost and short-term lease cost

	For the Years Ended December 31,
	2019	2020	2021
Cost	$90	$297	$—
Selling expenses	7	—	174
Research and development expenses	977	1,221	171
General and administrative expenses	215	296	533
Total operating lease cost	1,289	1,814	878

Short-term lease cost	276	83	59

Total lease cost	$1,565	$1,897	$937

Schedule of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2021 were as follows:

Operating Lease
2022	$712
2023	93
Total undiscounted lease payment	805
Less: Imputed interest	(36)
Present value of lease liabilities	$769
Operating lease liability –current	706
Operating lease liability –noncurrent	63